Impairment	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment	Note 13: Impairment

Year ended 31 December 2025	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	13	(81)	996	(64)	864
Debt securities	–	–	–	–	–
Financial assets at amortised cost	13	(81)	996	(64)	864
Financial assets at fair value through other comprehensive income	(1)	–	–	–	(1)
Loan commitments and financial guarantees	(28)	(43)	–	–	(71)
Total impairment (credit) charge	(16)	(124)	996	(64)	792

Year ended 31 December 2024	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	(5)	–	–	–	(5)
Loans and advances to customers	(139)	(286)	946	(5)	516
Debt securities	(4)	–	–	–	(4)
Financial assets at amortised cost	(148)	(286)	946	(5)	507
Financial assets at fair value through other comprehensive income	(3)	–	–	–	(3)
Loan commitments and financial guarantees	(14)	(34)	–	–	(48)
Total impairment (credit) charge	(165)	(320)	946	(5)	456

Year ended 31 December 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	(3)	–	–	–	(3)
Loans and advances to customers	269	(270)	412	(73)	338
Debt securities	–	–	–	–	–
Financial assets at amortised cost	266	(270)	412	(73)	335
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Loan commitments and financial guarantees	31	(19)	(2)	–	10
Total impairment charge (credit)	295	(289)	410	(73)	343
The impairment charge includes a charge of £137 million (2024: £24 million charge; 2023: £73 million charge ) in respect of residual value impairment and voluntary terminations within the Group’s UK motor finance business.